PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 2)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEET, parenthetical
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,559,859	3,419,736
Common stock, Shares outstanding	5,559,859	3,419,736
PARENT COMPANY
BALANCE SHEET, parenthetical
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,559,859	3,419,736
Common stock, Shares outstanding	5,559,859	3,419,736